Accumulated other comprehensive income (Details) - CAD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Items that will be reclassified subsequently to net earnings:
Net unrealized gains on translating financial statements of foreign operations, net of accumulated income tax expense of $44,210 ($44,867 as at September 30, 2023)	$ 896,259	$ 534,321
Net losses on cross-currency swaps and on translating long-term debt designated as hedges of net investments in foreign operations, net of accumulated income tax recovery of $48,921 ($49,991 as at September 30, 2023)	(388,957)	(325,649)
Deferred gains of hedging on cross-currency swaps, net of accumulated income tax expense of $2,907 ($1,754 as at September 30, 2023)	19,031	13,541
Net unrealized (losses) gains on cash flow hedges, net of accumulated income tax recovery of $1,421 (net of accumulated income tax expense of $3,953 as at September 30, 2023)	(6,930)	11,524
Net unrealized gains (losses) on financial assets at fair value through other comprehensive income, net of accumulated income tax expense of $707 (net of accumulated income tax recovery of $1,189 as at September 30, 2023)	2,447	(3,412)
Items that will be reclassified subsequently to net earnings, tax portion:
Net unrealized gains on translating financial statements of foreign operations, accumulated income tax expense (recovery)	44,210	44,867
Net losses on cross-currency swaps and on translating long-term debt designated as hedges of net investments in foreign operations, accumulated income tax recovery	48,921	49,991
Deferred gains of hedging on cross-currency swaps, accumulated income tax expense (recovery)	2,907	1,754
Net unrealized gains on cash flow hedges, accumulated income tax expense (recovery)	1,421	3,953
Net unrealized (losses) gains on financial assets at fair value through other comprehensive income, accumulated income tax (recovery) expense	707	(1,189)
Items that will not be reclassified subsequently to net earnings:
Net remeasurement losses on defined benefit plans, net of accumulated income tax recovery of $24,817 ($25,173 as at September 30, 2023)	(70,597)	(71,350)
Items that will not be reclassified subsequently to net earnings, tax portion:
Net remeasurement losses on defined benefit plans, accumulated income tax recovery	24,817	25,173
Accumulated other comprehensive income	$ 451,253	$ 158,975